Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Constellation Oil - Class B *,Æ,d	112,235	12

Total		12

Financials (0.1%)
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	70
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	635

Total		705

Real Estate (0.0%)
ADLER Group SA *,Æ	19,539	9
ADLER Group SA *	43,265	22
Corestate Capital Holding SA *,Æ,d	421,967	–	π

Total		31

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,447	254

Total		254

Total Common Stocks (Cost: $1,400)		1,002

Corporate Bonds (43.4%)
Basic Materials (0.9%)
ALROSA Finance SA
3.100%, 6/25/27 144A j	8,500,000	425
4.650%, 4/9/24 144A j	500,000	25
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	237
INEOS Styrolution Group GmbH 2.250%, 1/16/27 EUR §,∞	3,400,000	3,115
MMK International Capital DAC 4.375%, 6/13/24 144A j	1,400,000	70
Sasol Financing USA LLC
5.875%, 3/27/24	500,000	495
6.500%, 9/27/28	1,300,000	1,161
Syngenta Finance NV 4.892%, 4/24/25 144A	4,409,000	4,299

Total		9,827

Communications (5.0%)
Altice Financing SA
3.000%, 1/15/28 EUR §,∞	200,000	178
5.750%, 8/15/29 144A	5,200,000	4,262
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	841
8.000%, 5/15/27 EUR §,∞	1,000,000	603
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	2,465
4.250%, 10/15/29 EUR §,∞	400,000	306
5.500%, 10/15/29 144A	800,000	575
8.125%, 2/1/27 144A	3,200,000	2,838
AT&T, Inc.
3.500%, 9/15/53	237,000	146
3.650%, 9/15/59	6,663,000	4,054

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.800%, 12/1/57	115,000	73
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	1,990
4.500%, 6/1/33 144A	800,000	612
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	175
4.200%, 3/15/28	1,700,000	1,560
5.125%, 7/1/49	3,300,000	2,406
5.375%, 4/1/38	100,000	82
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	4,193
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,679
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	544
DISH DBS Corp. 5.750%, 12/1/28 144A	1,200,000	922
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	623
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	987	9
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	987	9
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	66
Prosus NV 3.257%, 1/19/27 144A	500,000	443
Sirius XM Radio, Inc. 3.125%, 9/1/26 144A	1,100,000	980
Sprint Corp. 7.125%, 6/15/24	100,000	101
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,170,000	1,149
Telecom Italia SpA 7.875%, 7/31/28 EUR §,∞	1,400,000	1,532
Time Warner Cable LLC
5.875%, 11/15/40	300,000	249
6.750%, 6/15/39	200,000	183
T-Mobile USA, Inc.
5.050%, 7/15/33	750,000	696
5.650%, 1/15/53	1,000,000	913
United Group BV 5.250%, 2/1/30 EUR §,∞	1,000,000	868
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	3,895

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc. 2.355%, 3/15/32	3,500,000	2,670
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,151
4.250%, 1/15/30 GBP §,∞	3,200,000	3,119
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,∞	1,200,000	1,037
4.000%, 1/31/29 GBP §,∞	3,100,000	3,083
4.500%, 7/15/31 GBP §,∞	400,000	381
4.750%, 7/15/31 144A	1,100,000	889
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 α	1,700,000	1,688

Total		56,238

Consumer, Cyclical (6.5%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	59,781	62
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	685,742	662
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	152,967	147
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	165,505	151
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	300,248	268
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	733,581	673
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	145,878	130
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	375,956	311
4.250%, 5/15/34 144A	101,892	91
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	7,269
Ford Motor Co. 5.291%, 12/8/46	50,000	38
Ford Motor Credit Co. LLC
1.744%, 7/19/24 EUR ∞	200,000	206
2.330%, 11/25/25 EUR ∞	100,000	99
2.386%, 2/17/26 EUR ∞	100,000	99
2.748%, 6/14/24 GBP ∞	700,000	825
3.021%, 3/6/24 EUR ∞	900,000	942
3.250%, 9/15/25 EUR ∞	300,000	305
3.625%, 6/17/31	2,900,000	2,343
3.815%, 11/2/27	300,000	267
4.134%, 8/4/25	200,000	190
4.389%, 1/8/26	800,000	755
4.503%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,366
4.511%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	106
4.535%, 3/6/25 GBP ∞	100,000	117

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.584%, 3/18/24	250,000	248
7.200%, 6/10/30	25,000	25
7.350%, 11/4/27	50,000	51
7.350%, 3/6/30	25,000	25
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,196
IHO Verwaltungs GmbH 3.750%, 9/15/26 EUR §,∞	3,250,000	3,222
Jaguar Land Rover Automotive PLC 4.500%, 7/15/28 EUR §,∞	200,000	185
JetBlue Airways Corp. 4.000%, 5/15/34	752,767	677
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	759
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	85
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	339
6.000%, 6/12/25 GBP §,∞	1,000,000	1,209
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	93
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,383
5.375%, 12/4/29 144A	700,000	574
Mitchells & Butlers Finance PLC 5.761%, (SONIA Interest Rate Benchmark plus 0.569%), 12/15/30 GBP §,∞	819,720	919
6.022%, (US SOFR plus 0.712%), 12/15/30 §	149,040	136
6.469%, 9/15/32 GBP §,∞	200,000	213
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	358
Nissan Motor Co., Ltd.
3.201%, 9/17/28 EUR §,∞	500,000	477
4.345%, 9/17/27 144A	6,400,000	5,842
4.810%, 9/17/30 144A	500,000	431
Pinnacle Bidco PLC
1.000%, 10/11/28 144A GBP ∞	1,500,000	1,824
5.500%, 2/15/25 EUR §,∞	100,000	107
6.375%, 2/15/25 GBP §,∞	400,000	487
Renault SA 2.375%, 5/25/26 EUR §,∞	3,900,000	3,814
Ritchie Bros Auctioneers, Inc. 7.750%, 3/15/31 144A	1,500,000	1,523
Royal Caribbean Cruises, Ltd. 7.250%, 1/15/30 144A	1,000,000	991
Sands China, Ltd.
2.550%, 3/8/27	400,000	347
3.500%, 8/8/31	1,100,000	870
4.300%, 1/8/26	1,700,000	1,588
5.900%, 8/8/28	3,200,000	3,012
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	93
4.875%, 3/15/27	1,200,000	1,149
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	561,809	534
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	85,328	74

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	1,980,217	1,963
United Airlines, Inc. 5.800%, 7/15/37	3,700,000	3,597
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	551,186	552
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	425
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	187
5.500%, 1/15/26 §	500,000	467
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	699
7.125%, 2/15/31 144A	1,000,000	949
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	1,935
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,052
3.750%, 9/21/28 EUR §,∞	2,000,000	1,897

Total		73,005

Consumer, Non-cyclical (4.8%)
AbbVie, Inc. 1.500%, 11/15/23 EUR ∞	400,000	421
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	452
1.875%, 3/26/32 EUR §,∞	600,000	511
3.000%, 3/27/31 EUR §,∞	600,000	568
3.375%, 11/27/26 GBP §,∞	2,100,000	2,362
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,599
6.125%, 10/15/26 144A	300,000	283
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL 3.625%, 6/1/28 EUR §,∞	1,400,000	1,217
Amgen, Inc. 5.650%, 3/2/53	1,000,000	936
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,760
BAT Capital Corp. 3.222%, 8/15/24	58,000	57
3.557%, 8/15/27	132,000	121
Bausch & Lomb Escrow Corp. 8.375%, 10/1/28 144A	700,000	702
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	3,400,000	3,602
Boels Topholding BV 6.250%, 2/15/29 144A EUR ∞	1,200,000	1,261
Centene Corp.
4.250%, 12/15/27	200,000	184
4.625%, 12/15/29	500,000	450
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 144A EUR ∞	1,000,000	1,058
CHS / Community Health Systems, Inc. 8.000%, 3/15/26 144A	700,000	667

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	189
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 7/15/30 144A	2,300,000	2,246
CVS Pass-Through Trust
4.704%, 1/10/36 144A	341,264	306
5.926%, 1/10/34 144A	565,106	540
7.507%, 1/10/32 144A	55,793	57
DaVita, Inc. 4.625%, 6/1/30 144A	1,900,000	1,560
Elevance Health, Inc. 4.750%, 2/15/33	900,000	838
Fortrea Holdings, Inc. 7.500%, 7/1/30 144A	900,000	876
GTCR W-2 Merger Sub LLC 7.500%, 1/15/31 144A	1,200,000	1,202
HCA, Inc. 5.200%, 6/1/28	2,000,000	1,933
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	187
6.125%, 7/27/27 144A	2,200,000	2,194
IQVIA, Inc. 5.700%, 5/15/28 144A	1,700,000	1,652
LifePoint Health, Inc. 11.000%, 10/15/30 144A	1,300,000	1,300
Loxam SAS 2.875%, 4/15/26 EUR §,∞	100,000	97
Market Bidco Finco PLC 4.750%, 11/4/27 EUR §,∞	1,898,000	1,723
Mundys SpA
1.625%, 2/3/25 EUR §,∞	1,200,000	1,213
1.875%, 7/13/27 EUR §,∞	400,000	377
1.875%, 2/12/28 EUR §,∞	5,500,000	5,008
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	3,246
Organon & Co. / Organon Foreign Debt Co- Issuer BV 2.875%, 4/30/28 EUR §,∞	3,900,000	3,544
Organon Finance 1 LLC 4.125%, 4/30/28 144A	1,100,000	956
Perrigo Finance Unlimited Co. 4.400%, 6/15/30	200,000	171
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	500,000	484
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,314
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 5/9/30 EUR ∞	2,000,000	1,803
4.500%, 3/1/25 EUR ∞	137,000	142

Total		54,369

Diversified (0.0%)
Stena International SA 6.125%, 2/1/25 144A	400,000	394

Total		394

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Energy (7.4%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	344
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	98
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	166
CGG SA 8.750%, 4/1/27 144A	300,000	268
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	97
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,197
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,299
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	219
Enbridge, Inc. 5.700%, 3/8/33	900,000	862
Energy Transfer LP
2.900%, 5/15/25	100,000	95
3.750%, 5/15/30	200,000	174
4.950%, 5/15/28	1,200,000	1,148
5.000%, 5/15/50	200,000	157
5.250%, 4/15/29	100,000	96
6.050%, 6/1/41	100,000	91
6.500%, 2/1/42	300,000	287
6.625%, 10/15/36	500,000	494
7.500%, 7/1/38	1,700,000	1,785
EQM Midstream Partners LP 4.500%, 1/15/29 144A	1,500,000	1,335
EQT Corp. 6.625%, 2/1/25	3,044,000	3,034
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	443
Howard Midstream Energy Partners LLC 8.875%, 7/15/28 144A	1,800,000	1,816
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	545
5.750%, 4/19/47 §	1,200,000	932
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,281
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,319
Midwest Connector Capital Co. LLC 3.900%, 4/1/24 144A	200,000	197
MPLX LP 4.250%, 12/1/27	100,000	94
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,011
Noble Finance II LLC 8.000%, 4/15/30 144A	1,400,000	1,418
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,334
6.000%, 6/1/26	200,000	194
Occidental Petroleum Corp. 5.875%, 9/1/25	700,000	696
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 10/30/23 §,µ	782,000	18

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	3,659
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	341
5.500%, 4/12/37 §,j	4,300,000	226
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	895
4.750%, 2/26/29 EUR §,∞	3,000,000	2,393
5.625%, 1/23/46	378,000	207
5.950%, 1/28/31	4,300,000	3,078
6.350%, 2/12/48	1,700,000	970
6.625%, 6/15/35	4,200,000	2,813
6.625%, 6/15/38	2,000,000	1,278
6.700%, 2/16/32	4,536,000	3,366
6.750%, 9/21/47	2,900,000	1,718
7.690%, 1/23/50	2,580,000	1,657
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	193
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	835
6.650%, 1/15/37	277,000	271
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,737,420	1,737
Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/23	300,000	300
Rio Oil Finance Trust
9.250%, 7/6/24 144A	353,044	355
9.250%, 7/6/24 §	308,914	310
9.750%, 1/6/27 §	255,555	263
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	642
5.625%, 3/1/25	4,900,000	4,869
5.750%, 5/15/24	154,000	154
5.875%, 6/30/26	400,000	399
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	559
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,527
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	1,100,000	1,103
Southwestern Energy Co. 5.375%, 2/1/29	100,000	92
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	7,644
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,123
TMS Issuer SARL 5.780%, 8/23/32 144A	3,400,000	3,396
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	1,100,000	1,100
Valaris, Ltd. 8.375%, 4/30/30 144A	700,000	701
Venture Global Calcasieu Pass LLC 3.875%, 8/15/29 144A	2,100,000	1,767
Venture Global LNG, Inc. 8.375%, 6/1/31 144A	1,700,000	1,671

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Western Midstream Operating, LP 3.100%, 2/1/25	1,200,000	1,148

Total		83,304

Financial (12.9%)
ADLER Group SA
4.625%, 1/14/26 EUR §,∞	3,000,000	1,308
5.500%, 11/13/26 EUR §,∞	5,100,000	2,136
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24	3,600,000	3,559
3.650%, 7/21/27	500,000	454
4.450%, 4/3/26	900,000	864
4.625%, 10/15/27	500,000	469
4.875%, 1/16/24	1,200,000	1,195
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	509
4.250%, 6/15/26	300,000	284
5.250%, 8/11/25 144A	2,400,000	2,338
Ally Financial, Inc. 8.000%, 11/1/31	1,371,000	1,384
American Tower Corp. 5.900%, 11/15/33	2,500,000	2,441
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	212
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	721
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞,α,Y	200,000	198
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	983
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,834
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	284
2.625%, 4/28/25 EUR §,∞	1,600,000	1,584
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞,α	7,100,000	6,678
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞,α	500,000	499
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞,α	800,000	799
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞,α,Y	1,600,000	1,668
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 α	2,300,000	2,279
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	486
Banco de Sabadell SA 1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞,α	200,000	194
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,120
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	196
Bank of America Corp. 3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 α	973,000	873

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.875%, (US SOFR 3 Month plus 3.193%), 3/15/28 µ,α	3,700,000	3,356
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A α	600,000	596
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞,α,Y	1,700,000	1,762
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 α	3,000,000	2,883
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,α,Y	500,000	453
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 α	500,000	513
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A α	1,700,000	1,438
CaixaBank SA
6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞,α,Y	200,000	209
Cantor Fitzgerald LP 4.875%, 5/1/24 144A	100,000	99
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	189
Citigroup, Inc. 3.400%, 5/1/26	400,000	376
Corestate Capital Holding SA
1.000%, 12/31/26 EUR ∞	200,000	186
8.000%, 12/31/26 EUR §,∞,Þ	151,239	108
CPI Property Group SA 1.625%, 4/23/27 EUR §,∞	700,000	553
Crown Castle International Corp.
2.100%, 4/1/31	1,700,000	1,297
5.000%, 1/11/28	1,700,000	1,642
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	935
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus
1.500%), 2/17/32 EUR §,∞,α	2,500,000	1,959
1.750%, (Euribor 3 Month ACT/360 plus
2.050%), 11/19/30 EUR §,∞,α	3,700,000	3,097
3.035%, (US SOFR plus 1.718%), 5/28/32 α	200,000	153
3.547%, (US SOFR plus 3.043%), 9/18/31 α	1,300,000	1,048
3.729%, (US SOFR plus 2.757%), 1/14/32 α	3,300,000	2,457
3.742%, (US SOFR plus 2.257%), 1/7/33 α	700,000	502
5.882%, (US SOFR plus 5.438%), 7/8/31 α	400,000	351
DrillCo Holding Lux SA 7.500%, 6/15/30 §	277,407	258
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 EUR §,∞	1,700,000	1,639
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	170
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	439
7.625%, 5/1/26 144A	2,100,000	1,957
8.125%, 11/15/24 144A	3,560,000	3,560
8.250%, 4/15/25 144A	782,000	782

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
12.000%, 10/1/28 144A	1,000,000	1,017
G City Europe, Ltd. 4.250%, 9/11/25 EUR §,∞	3,439,000	3,213
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,∞	3,900,000	3,503
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	97
5.750%, 6/1/28	400,000	384
The Goldman Sachs Group, Inc. 3.375%, 3/27/25 EUR §,∞	200,000	209
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α	200,000	186
2.099%, (US SOFR plus 1.929%), 6/4/26 α	200,000	186
2.804%, (US SOFR plus 1.187%), 5/24/32 α	3,300,000	2,556
3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 α	4,900,000	4,309
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,α,y	1,800,000	1,594
6.750%, (5 Year ICE Swap Rate plus
4.204%), 4/16/24 §,µ,α,y	900,000	882
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	291
4.000%, 9/23/29 144A	200,000	171
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,α,y	2,025,000	1,814
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,α,y	450,000	381
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,263
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	22
9.750%, 9/28/23 §,j	600,000	33
10.500%, 1/15/25 §,j	1,100,000	61
10.875%, 7/23/23 §,j	400,000	22
11.250%, 4/16/25 §,j	3,500,000	193
11.650%, 6/1/26 §,j	1,000,000	55
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,343
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	289
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,∞	100,000	104
Lloyds Banking Group PLC 4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 α	200,000	177
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	554
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	98
NatWest Group PLC
4.800%, 4/5/26	2,800,000	2,705
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 α	3,700,000	3,461
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,α,y	500,000	459
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,300,000	275

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 1/15/26 EUR §,µ,∞,α	2,600,000	2,656
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	97
4.950%, 4/1/24	100,000	99
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	942
4.000%, 9/15/30	700,000	525
6.125%, 3/15/24	1,250,000	1,246
6.875%, 3/15/25	1,900,000	1,885
7.125%, 3/15/26	1,400,000	1,371
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	185
Park Aerospace Holdings, Ltd. 5.500%, 2/15/24 144A	112,000	111
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,183
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	181
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α	800,000	617
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 α	4,000,000	3,571
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,∞,α,y	1,390,000	1,643
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,j,y	4,500,000	225
Service Properties Trust 4.350%, 10/1/24	200,000	192
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ,α,y	300,000	300
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/18/23 144A µ,α,y	200,000	198
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §,j	2,000,000	310
6.650%, 8/3/24 §,j	600,000	90
7.250%, 6/14/22 §,j	2,600,000	390
8.350%, 4/19/23 §,j	1,600,000	234
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	90,565	102
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,521,512	2,751
Trust Fibra Uno 6.390%, 1/15/50 144A	100,000	77
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A α	400,000	384
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	3,000,000	2,995
UniCredit SpA
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α	5,700,000	5,370
7.830%, 12/4/23 144A	5,650,000	5,651
The Unique Pub Finance Co. PLC 7.395%, 3/28/24 GBP §,∞	72,960	87

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
Virgin Money UK PLC
3.125%, (SONIA Interest Rate Benchmark plus 2.569%), 6/22/25 GBP §,∞,α	100,000	118
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞,α	100,000	115
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞,α	500,000	571
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞,α	200,000	223
Vonovia Finance BV 5.000%, 10/2/23 144A	300,000	299
Wells Fargo & Co.
1.000%, 2/2/27 EUR §,∞	1,500,000	1,419
4.808%, (US SOFR plus 1.980%), 7/25/28 α	200,000	191
5.574%, (US SOFR plus 1.740%), 7/25/29 α	1,500,000	1,463
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	461
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	2
7.875%, 9/4/24 §,j	600,000	–	π

Total		144,953

Industrial (2.5%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	90
The Boeing Co. 3.950%, 8/1/59	2,000,000	1,327
Constellation Oil Services Holding SA
3.000%, 12/31/26 Þ	103,110	68
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,628
1.625%, 2/15/24 144A	1,000,000	981
2.625%, 3/20/25 144A	500,000	469
3.375%, 3/20/28 144A	700,000	617
3.375%, 3/20/28 §	200,000	176
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,087
Flex, Ltd. 3.750%, 2/1/26	700,000	665
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	363
6.500%, 10/1/25 144A	4,818,000	4,735
Forward Air Corp. 9.500%, 10/15/31 144A	1,500,000	1,499
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	959
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	515
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	270,969	261
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	6,185
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞	1,600,000	1,668
5.750%, 10/15/27 144A	200,000	193
5.750%, 10/15/27 GBP §,∞	100,000	116
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	168

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Spirit Aerosystems, Inc. 9.375%, 11/30/29 144A	100,000	102
Standard Industries, Inc. 2.250%, 11/21/26 EUR §,∞	2,600,000	2,424
XPO, Inc. 6.250%, 6/1/28 144A	1,200,000	1,161

Total		27,457

Technology (1.5%)
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,075
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	547
3.137%, 11/15/35 144A	1,500,000	1,094
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,174
6.020%, 6/15/26	209,000	210
8.100%, 7/15/36	162,000	181
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,288
NCR Atleos Escrow Corp. 9.500%, 4/1/29 144A	1,600,000	1,548
NXP BV / NXP Funding LLC
4.875%, 3/1/24	1,700,000	1,692
5.350%, 3/1/26	1,600,000	1,576
Seagate HDD Cayman
4.125%, 1/15/31	650,000	516
9.625%, 12/1/32 144A	920,000	991
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	669
VMware, Inc.
4.500%, 5/15/25	300,000	293
4.650%, 5/15/27	1,400,000	1,350
4.700%, 5/15/30	100,000	92

Total		17,296

Utilities (1.9%)
American Electric Power Co., Inc. 5.625%, 3/1/33	1,000,000	968
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	260
Chile Electricity Lux MPC SARL 6.010%, 1/20/33 144A	1,100,000	1,094
Constellation Energy Generation, LLC 6.500%, 10/1/53	1,000,000	1,002
Edison International 5.750%, 6/15/27	100,000	99
Electricite de France SA
4.500%, 9/21/28 144A	900,000	841
6.250%, 5/23/33 144A	1,200,000	1,201
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 3/15/33 144A µ,α	1,500,000	1,563
FEL Energy VI SARL 5.750%, 12/1/40 §	3,016,089	2,508
Monongahela Power Co. 5.850%, 2/15/34 144A	900,000	883
Nakilat, Inc.
6.067%, 12/31/33 §	862,690	871
6.267%, 12/31/33 144A	435,792	451

Multi-Sector Bond Portfolio

Corporate Bonds (43.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
National Fuel Gas Co. 5.200%, 7/15/25	300,000	294
NPC Ukrenergo 6.875%, 11/9/28 §,j	800,000	212
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	85
2.500%, 2/1/31	100,000	76
2.950%, 3/1/26	100,000	92
3.150%, 1/1/26	1,600,000	1,488
3.300%, 3/15/27	200,000	181
3.300%, 12/1/27	500,000	442
3.300%, 8/1/40	2,700,000	1,729
3.450%, 7/1/25	300,000	285
3.500%, 6/15/25	1,500,000	1,425
3.750%, 7/1/28	100,000	89
4.200%, 6/1/41	100,000	70
4.250%, 3/15/46	100,000	66
4.450%, 4/15/42	300,000	214
4.550%, 7/1/30	500,000	442
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,228
Southern California Edison Co. 5.650%, 10/1/28	1,250,000	1,248

Total		21,407

Total Corporate Bonds (Cost: $597,829)		488,250

Convertible Corporate Bonds (0.1%)
Financial (0.1%)
Corestate Capital Holding SA 8.000%, 12/31/26 EUR §,∞,Æ,Þ	1,231,517	879

Total		879

Total Convertible Corporate Bonds (Cost: $5,968)		879

Governments (17.1%)
Governments (17.1%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	1,965
2.700%, 9/2/70 §	900,000	478
3.875%, 4/16/50 §	1,500,000	1,123
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,377
Arab Republic of Egypt 7.500%, 2/16/61 144A	1,900,000	956
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	111
1.750%, 7/9/30	800,857	228
4.875%, 7/9/41	13,493,196	3,473
5.000%, 7/9/35	5,922,164	1,469
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,549
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	375
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	739
Colombia Government International Bond 4.500%, 3/15/29	3,800,000	3,298

Governments (17.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.000%, 6/15/45	6,000,000	3,926
5.200%, 5/15/49	200,000	131
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	446
4.875%, 9/23/32 §	1,700,000	1,379
6.500%, 2/15/48 144A	2,800,000	2,259
6.500%, 2/15/48 §	2,800,000	2,259
6.875%, 1/29/26 §	500,000	498
Ecuador Government International Bond
0.000%, 7/31/30 144A	323,958	96
6.900%, 7/31/30 §	2,700,000	1,372
6.900%, 7/31/35 144A	2,674,620	988
6.900%, 7/31/40 144A	1,225,800	402
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	6,550,000	3,856
7.500%, 2/16/61 §	800,000	402
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	563
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	465
7.696%, 2/23/38 §	600,000	419
7.875%, 2/16/32 §	2,800,000	2,200
Ghana Government International Bond
8.125%, 3/26/32 §,j	400,000	175
8.950%, 3/26/51 §,j	800,000	339
Guatemala Government Bond 6.600%, 6/13/36 144A	1,700,000	1,630
Hungary Government International Bond 5.375%, 9/12/33 EUR §,∞	3,100,000	3,153
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	442
5.875%, 10/17/31 144A EUR ∞	300,000	262
6.625%, 3/22/48 144A EUR ∞	900,000	653
6.625%, 3/22/48 EUR §,∞	800,000	580
6.875%, 10/17/40 144A EUR ∞	400,000	313
6.875%, 10/17/40 EUR §,∞	100,000	78
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	290
5.850%, 7/7/30 144A	400,000	355
7.500%, 1/13/29 144A	800,000	780
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	309
5.500%, 12/11/42 §	800,000	647
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	496
Oman Government International Bond
6.000%, 8/1/29 §	900,000	882
6.250%, 1/25/31 144A	2,300,000	2,268
6.500%, 3/8/47 §	500,000	446
6.750%, 1/17/48 §	4,800,000	4,404
Panama Government International Bond
6.700%, 1/26/36	1,900,000	1,876
6.853%, 3/28/54	2,600,000	2,414
8.125%, 4/28/34	100,000	113
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	1
Republic of Indonesia 0.900%, 2/14/27 EUR ∞	1,700,000	1,595

Multi-Sector Bond Portfolio

Governments (17.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.400%, 10/30/31 EUR ∞	1,900,000	1,564
1.450%, 9/18/26 EUR ∞	700,000	678
3.375%, 7/30/25 144A EUR ∞	800,000	830
3.750%, 6/14/28 144A EUR ∞	1,900,000	1,964
3.750%, 6/14/28 EUR §,∞	2,200,000	2,274
4.625%, 4/15/43 §	2,700,000	2,317
5.125%, 1/15/45 §	1,800,000	1,623
Republic of Paraguay
5.600%, 3/13/48 §	600,000	484
6.100%, 8/11/44 §	300,000	263
Republic of Peru 3.300%, 3/11/41	2,700,000	1,864
Republic of Poland Government International Bond 5.500%, 4/4/53	1,200,000	1,085
Republic of Serbia
1.650%, 3/3/33 144A EUR ∞	700,000	482
6.500%, 9/26/33 §	1,500,000	1,426
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,028
4.875%, 4/14/26	600,000	571
5.000%, 10/12/46	500,000	309
5.750%, 9/30/49	4,500,000	2,970
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,016
2.875%, 4/13/42 144A EUR ∞	500,000	310
4.125%, 3/11/39 EUR §,∞	1,500,000	1,191
6.375%, 9/18/33 144A EUR ∞	2,500,000	2,599
Russian Federation
5.250%, 6/23/47 144A j	200,000	68
5.250%, 6/23/47 §,j	2,400,000	816
Saudi International Bond 4.500%, 10/26/46 §	9,300,000	7,324
Serbia International Bond 1.500%, 6/26/29 EUR §,∞	2,000,000	1,625
Sri Lanka Government International Bond
7.550%, 3/28/30 §,j	1,600,000	737
7.850%, 3/14/29 §,j	500,000	232
State Agency of Roads of Ukraine 6.250%, 6/24/30 §,j	600,000	159
State of Minas Gerais 5.333%, 2/15/28 §	100,000	97
State of Qatar
4.400%, 4/16/50 144A	1,200,000	978
4.400%, 4/16/50 §	2,400,000	1,955
4.817%, 3/14/49 §	800,000	693
5.103%, 4/23/48 §	1,200,000	1,086
Turkey Government International Bond
4.875%, 4/16/43	2,800,000	1,770
5.750%, 5/11/47	4,400,000	2,970
Ukraine Government International Bond
4.375%, 1/27/32 144A EUR ∞,j	1,600,000	398
4.375%, 1/27/32 EUR §,∞,j	1,700,000	422
6.750%, 6/20/28 144A EUR ∞,j	600,000	165
6.876%, 5/21/31 144A j	900,000	234
7.375%, 9/25/34 §,j	300,000	78
8.994%, 2/1/26 144A j	1,000,000	317
United Mexican States 2.125%, 10/25/51 EUR ∞	1,000,000	540

Governments (17.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.771%, 5/24/61	5,400,000	3,164
6.350%, 2/9/35	1,700,000	1,662
US Treasury
1.875%, 8/31/24 b	7,310,000	7,076
2.125%, 3/31/24 b	3,970,000	3,905
2.125%, 11/30/24 b	3,400,000	3,276
2.250%, 11/15/24	15,910,000	15,369
2.375%, 8/15/24 b	3,700,000	3,602
2.500%, 1/31/24	10,590,000	10,487
2.750%, 2/15/24 b	8,700,000	8,613
2.875%, 11/30/23 b	4,230,000	4,212
4.000%, 11/15/42	19,800,000	17,574
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	19
7.650%, 4/21/25 §,j	1,955,000	176
8.250%, 10/13/24 §,j	356,000	32
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	121
9.375%, 1/13/34 j	1,400,000	130

Total		192,238

Total Governments (Cost: $243,794)		192,238

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	117
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	218
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	232
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	2,735,000	2,481
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	107
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	231
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	105
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	95,000	101
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	295
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	100
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,093
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	181
State of Illinois
6.630%, 2/1/35 GO	226,154	228
6.725%, 4/1/35 GO	87,692	89
7.350%, 7/1/35 GO	171,429	179

Multi-Sector Bond Portfolio

Municipal Bonds (0.6%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	770

Total Municipal Bonds (Cost: $6,566)		6,527

Structured Products (20.1%)
Asset Backed Securities (7.0%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.684%, (US SOFR 1 Month plus 1.365%), 6/25/37	8,030,982	5,482
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3
6.154%, (US SOFR 1 Month plus 0.835%), 9/25/35	43,561	43
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
6.334%, (US SOFR 1 Month plus 1.015%), 12/25/34	51,341	46
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
6.229%, (US SOFR 1 Month plus 0.910%), 1/25/35	34,852	32
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
5.734%, (US SOFR 1 Month plus 0.415%), 7/25/36	7,040,363	1,831
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
6.434%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	61,574	57
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
6.304%, (US SOFR 1 Month plus 0.985%), 7/25/34	7,838	8
Ares European CLO VI DAC, Series 2013-6A, Class ARR
4.273%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	491,224	511
Ares European CLO, Series 10A, Class AR
4.443%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,099,521	1,144
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
6.334%, (US SOFR 1 Month plus 1.015%), 6/25/35	81,923	79
Aurium CLO I DAC, Series 2019-1A, Class ARR
5.005%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	261
Bain Capital Euro CLO, Series 2018-2A, Class AR
4.445%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	298,250	308
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
6.684%, (US SOFR 1 Month plus 1.365%), 8/25/37	35,646	35
Cairn CLO BV, Series 2014-A4, Class ARRR
4.314%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	295,368	308

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Cairn CLO X BV, Series 2018-10A, Class AR
4.443%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	699,780	724
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
4.363%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	895,568	927
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3
6.199%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	5,644
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
5.854%, (US SOFR 1 Month plus 0.535%), 12/25/36	83,786	81
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
5.959%, (US SOFR 1 Month plus 0.640%), 8/25/36	1,452,114	1,391
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
7.009%, (US SOFR 1 Month plus 1.690%), 11/25/34	61,972	60
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
6.134%, (US SOFR 1 Month plus 0.815%), 3/25/36	70,501	61
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.493%, (AFC), 7/25/36 ∑	80,089	69
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
5.574%, (US SOFR 1 Month plus 0.255%), 6/25/37	344,158	313
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
5.914%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	789
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
5.574%, (US SOFR 1 Month plus 0.255%), 7/25/37	5,649	6
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
6.274%, (US SOFR 1 Month plus 0.955%), 10/25/47	1,037,115	977
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
5.634%, (US SOFR 1 Month plus 0.315%), 6/25/47	720,864	620
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
6.534%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	958,763	730
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
4.714%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,959	2

Multi-Sector Bond Portfolio

Structured Products (20.1%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
4.313%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	799,729	831
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
6.484%, (US SOFR 1 Month plus 1.165%), 5/25/37 144A	179,686	167
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
4.318%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	299,878	310
Fremont Home Loan Trust, Series 2005-2, Class M4
6.364%, (US SOFR 1 Month plus 1.045%), 6/25/35	300,000	247
GSAA Home Equity Trust, Series 2006-17, Class A1
5.554%, (US SOFR 1 Month plus 0.235%), 11/25/36	45,774	11
GSAMP Trust, Series 2004-WF, Class M2
7.084%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	12
GSAMP Trust, Series 2007-FM2, Class A2B
5.524%, (US SOFR 1 Month plus 0.205%), 1/25/37	148,392	84
GSAMP Trust, Series 2007-NC1, Class A2A
5.484%, (US SOFR 1 Month plus 0.165%), 12/25/46	11,952	6
Harvest CLO XX DAC, Series 2020-A, Class AR 4.385%, (Euribor 3 Month ACT/360 plus
0.680%), 10/20/31 144A EUR ∞	599,313	620
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
5.774%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	404
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
6.214%, (US SOFR 1 Month plus 0.895%), 11/25/35	133,087	120
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
5.594%, (US SOFR 1 Month plus 0.275%), 7/25/37	310,681	165
Invesco Euro CLO III DAC, Series 3A, Class A
4.583%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	518
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
5.734%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	362
KKR Financial CLO, Ltd., Series 9, Class AR2
6.520%, (US SOFR 3 Month plus 1.212%), 7/15/30 144A	1,691,786	1,682
Laurelin DAC, Series 2016-1A, Class ARR
4.425%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	416
LCM XV LP, Series 2015-A, Class AR2
6.588%, (US SOFR 3 Month plus 1.262%), 7/20/30 144A	1,322,044	1,320

Structured Products (20.1%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
6.034%, (US SOFR 1 Month plus 0.715%), 2/25/36	52,285	41
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
5.974%, (US SOFR 1 Month plus 0.655%), 5/25/46	276,577	82
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
5.734%, (US SOFR 1 Month plus 0.415%), 5/25/36	996,322	555
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
4.463%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	311
Man GLG EURO CLO DAC, Series 2021-3A, Class AR
4.343%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	268,229	281
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
4.473%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	299,569	311
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
6.720%, (US SOFR 3 Month plus 1.412%), 4/15/29 144A	853,035	852
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
6.610%, (US SOFR 3 Month plus 1.302%), 10/15/30 144A	4,102,970	4,091
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
6.214%, (US SOFR 1 Month plus 0.895%), 2/25/34	676,535	649
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
6.334%, (US SOFR 1 Month plus 1.015%), 4/25/34	72,504	70
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
5.734%, (US SOFR 1 Month plus 0.415%), 3/25/36	8,536,034	7,476
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
5.634%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,961,703	587
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
5.584%, (US SOFR 1 Month plus 0.265%), 10/25/36	829,044	261
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
6.334%, (US SOFR 1 Month plus 1.015%), 2/25/47	687,278	393
MF1, Series 2022-FL8, Class A
6.677%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	1,000,000	980

Multi-Sector Bond Portfolio

Structured Products (20.1%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
6.304%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,040,369	4,726
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
6.014%, (US SOFR 1 Month plus 0.695%), 1/25/35	784,058	776
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
6.139%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	153
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
6.424%, (US SOFR 1 Month plus 1.105%), 6/25/35	97,947	95
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
5.754%, (US SOFR 1 Month plus 0.435%), 9/25/36	58,295	25
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
5.574%, (US SOFR 1 Month plus 0.255%), 10/25/36	52,727	22
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
5.684%, (US SOFR 1 Month plus 0.365%), 3/25/37	53,115	22
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
7.009%, (US SOFR 1 Month plus 1.690%), 11/25/32	1,808	2
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
6.784%, (US SOFR 1 Month plus 1.465%), 2/25/33	13,782	14
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
5.664%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,860,772	1,460
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
5.594%, (US SOFR 1 Month plus 0.275%), (AFC), 9/25/37	100,794	99
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
4.445%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,199,630	1,245
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
6.019%, (US SOFR 1 Month plus 0.700%), (AFC), 2/25/36	23,138	23
RAAC Series, Series 2007-RP4, Class A
6.134%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	152,523	141
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 Σ	1,514,158	503

Structured Products (20.1%)	Shares/Par +	Value $ (000’s)
Asset Backed Securities continued
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.774%, (US SOFR 1 Month plus 0.455%), (AFC), 4/25/37	1,195,698	1,106
Saranac CLO, Ltd., Series 2018-6A, Class A1R
6.807%, (US SOFR 3 Month plus 1.402%), 8/13/31 144A	2,900,000	2,889
Saxon Asset Securities Trust, Series 2006-1, Class M1
5.899%, (US SOFR 1 Month plus 0.580%), (AFC), 3/25/36	168,452	159
Sculptor CLO XXV, Ltd., Series 25A, Class A1
6.840%, (US SOFR 3 Month plus 1.532%), 1/15/31 144A	2,100,000	2,100
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
6.394%, (US SOFR 1 Month plus 1.075%), 1/25/36	31,545	27
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
6.597%, (US SOFR 3 Month plus 1.252%), 1/23/29 144A	696	1
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
6.593%, (US SOFR 3 Month plus 1.242%), 7/25/30 144A	3,922,024	3,912
Soundview Home Loan Trust, Series 2006-2, Class M2
5.959%, (US SOFR 1 Month plus 0.640%), 3/25/36	115,778	114
Soundview Home Loan Trust, Series 2006-OPT2, Class A4
5.994%, (US SOFR 1 Month plus 0.675%), 5/25/36	100,631	96
Soundview Home Loan Trust, Series 2006-OPT3, Class M1
5.899%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,667,391	5,425
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
6.409%, (US SOFR 1 Month plus 1.090%), 12/25/35	74,588	73
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
6.199%, (US SOFR 1 Month plus 0.880%), 8/25/35	235,112	221
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
5.584%, (US SOFR 1 Month plus 0.265%), 9/25/36	4,525	4
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
5.774%, (US SOFR 1 Month plus 0.455%), 12/25/36	109,846	105
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
5.854%, (US SOFR 1 Month plus 0.535%), 2/25/37	45,624	44

Multi-Sector Bond Portfolio

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Toro European CLO DAC, Series 6A, Class AR
4.581%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	519
Toro European CLO DAC, Series 7A , Class ARE
4.591%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	258
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
5.694%, (US SOFR 1 Month plus 0.375%), 3/25/36 144A	266,035	263
Venture CDO, Ltd., Series 2018-33A, Class A1LR
6.630%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	1,000,000	997
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
6.680%, (US SOFR 3 Month plus 1.292%), 8/28/29 144A	1,461,490	1,460
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
6.608%, (US SOFR 3 Month plus 1.282%), 4/20/29 144A	1,073,899	1,073
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
6.578%, (US SOFR 3 Month plus 1.252%), 7/20/30 144A	180,280	179
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
6.628%, (US SOFR 3 Month plus 1.302%), 9/15/30 144A	213,772	213
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A
5.584%, (US SOFR 1 Month plus 0.265%), 1/25/37	100,137	82
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
6.478%, (US SOFR 3 Month plus 1.152%), 7/20/29 144A	691,337	690
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
6.478%, (US SOFR 3 Month plus 1.152%), 4/20/29 144A	1,203,236	1,202

Total		79,272

Mortgage Securities (13.1%)
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.627%, 1/15/32 144A	2,350,000	1,790
Banc of America Funding Trust, Series 2005-H, Class 5A1
4.245%, (CSTR), 11/20/35	70,704	63
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.436%, (CSTR), 1/20/47	26,027	24
Banc of America Funding Trust, Series 2007-6, Class A1
6.014%, (US SOFR 1 Month plus 0.695%), 7/25/37	37,289	34

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.587%, (CSTR), 7/26/36 144A	15,439	13
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,053,175	884
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
5.107%, (CSTR), 7/25/34	797	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
4.034%, (CSTR), 11/25/36	119,858	55
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
4.068%, (CSTR), 6/25/47	50,546	45
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	1,424	1
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA
4.510%, (CSTR), 9/25/37	6,221	5
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
4.789%, (CSTR), 9/25/37	10,214	9
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 2A2A
3.856%, (CSTR), 3/25/37	284,731	240
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	8,935	8
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	259,581	119
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
6.099%, (US SOFR 1 Month plus 0.775%), 11/20/35	3,617	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
6.106%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	10,212	9
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	103,186	59
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	88,076	78
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	741	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	148,998	84
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	104,236	41
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
5.934%, (US SOFR 1 Month plus 0.615%), 4/25/36	348,260	128

Multi-Sector Bond Portfolio

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
4.326%, (CSTR), 5/25/36	5,466	5
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
5.629%, (US SOFR 1 Month plus 0.305%), 9/20/46	5,800	6
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
5.634%, (US SOFR 1 Month plus 0.310%), 12/20/46	19,926	17
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
5.859%, (US SOFR 1 Month plus 0.535%), 5/20/46	268,141	222
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
5.649%, (US SOFR 1 Month plus 0.325%), 7/20/46	6,043	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	216,700	98
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
5.684%, (US SOFR 1 Month plus 0.365%), 6/25/37	3,230,901	2,542
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
5.714%, (US SOFR 1 Month plus 0.395%), 4/25/47	23,381	20
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-22, Class 3A1
3.924%, (CSTR), 10/25/35	8,744	7
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 1A1
4.095%, (CSTR), 12/20/35	1,255	1
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	13,764	5
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	97,764	43
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1
5.586%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,963	10
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A2
5.974%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,007	249
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1
4.223%, (CSTR), 3/25/37	5,001	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	246	–	π

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2
4.703%, (CSTR), 9/27/35 144A	160,987	134
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	278,997	223
EMF-NL BV, Series 2008-APRX, Class A2 4.463%, (Euribor 3 Month ACT/360 plus
0.800%), 4/17/41 EUR §,∞	56,928	58
Eurosail-NL BV, Series 2007-NL2X, Class A 5.163%, (Euribor 3 Month ACT/360 plus
1.500%), 10/17/40 EUR §,∞	10,737	11
Federal Home Loan Mortgage Corp.
5.000%, 11/1/52	20,883,786	19,718
5.500%, 12/1/52	20,162,938	19,504
Federal National Mortgage Association, Series 2003-W6, Class F
5.779%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	13,068	13
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	160,895	69
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A
3.144%, 12/10/36 144A	1,000,000	955
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.982%, (CSTR), 9/25/35	770	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	70,081	31
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.922%, (CSTR), 1/25/36	881	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.841%, (CSTR), 3/25/47	6,468	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
6.062%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	3,401	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
5.922%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	8,094	8
HomeBanc Mortgage Trust, Series 2005-1, Class A1
5.934%, (US SOFR 1 Month plus 0.615%), 3/25/35	2,786	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
5.874%, (US SOFR 1 Month plus 0.555%), 11/25/35	756,354	699
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
4.838%, (CSTR), 10/25/34	13,674	13
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
5.914%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	1,085	1

Multi-Sector Bond Portfolio

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
6.034%, (US SOFR 1 Month plus 0.715%), 7/25/35	7,657	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
4.487%, (CSTR), 10/25/35	5,692	4
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
4.378%, (CSTR), 7/25/35	3,127	3
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
4.358%, (CSTR), 6/25/37	29,419	23
Luminent Mortgage Trust, Series 2006-6, Class A1
5.834%, (US SOFR 1 Month plus 0.515%), 10/25/46	649,473	562
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
4.227%, (CSTR), 2/25/36	652	1
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
4.648%, (CSTR), 5/25/36	5,782	5
New Residential Mortgage Loan Trust
6.864%, (AFC), 10/25/63 144A Σ	8,000,000	8,000
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	723,521	606
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
5.181%, (CSTR), 8/25/35	948	1
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
5.814%, (US SOFR 1 Month plus 0.495%), 8/25/36	3,770	4
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
5.814%, (US SOFR 1 Month plus 0.495%), 9/25/36	11,283	11
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
5.714%, (US SOFR 1 Month plus 0.395%), 1/25/37	2,253	2
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,309,573	885
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
5.754%, (US SOFR 1 Month plus 0.435%), 10/25/35	31,370	28
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.907%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	211,573	175
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
5.794%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	131,261	106

Structured Products (20.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
5.750%, (US SOFR 1 Month plus 0.765%), 12/25/35	5,081	4
Towd Point Mortgage Funding, Series 2019-GR4A, Class A1	144A	144A
6.285%, (SONIA Interest Rate Benchmark plus 1.144%), 10/20/51 144A GBP ∞	949,794	1,160
Uniform Mortgage Backed Security TBA
5.000%, 10/12/53	15,000,000	14,152
5.500%, 11/13/53	18,700,000	18,067
6.000%, 11/13/53	22,200,000	21,898
6.500%, 11/13/53	32,800,000	32,928
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
4.251%, (CSTR, AFC), 2/25/33	493	–π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.873%, (CSTR), 10/25/36	13,450	11
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.838%, (CSTR), 3/25/36	91,501	82
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
4.488%, (CSTR), 8/25/36	5,687	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.705%, (CSTR), 2/25/37	2,246	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
5.326%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	229,040	175
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
5.338%, (CSTR), 7/25/37	23,552	21
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
4.680%, (CSTR), 4/25/36	22,844	21
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
5.238%, (CSTR), 11/25/37	17,489	15

Total		147,338

Total Structured Products (Cost: $235,817)		226,610

Bank Loan Obligations (2.6%)
Bank Loan Obligations (2.6%)
Albion Acquisitions, Ltd., 5.211%, (Euribor3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,480
Altice Financing SA, 8.336%, (US SOFR 3 Month plus 2.750%), 1/31/26	1,151,145	1,140
Altice France SA, 11.086%, (CME Term SOFR 1 Month plus 5.500%), 8/31/28	191,378	173
AmSurg Corp., 10.086%, (CME Term SOFR 1 Month plus 4.500%), 4/30/28Æ,Þ,j	342,740	259
AmSurg, LLC Gtd. Senior Secured, 13.461%, (US SOFR 1 Month plus 7.875%), 4/29/27j	815,618	962

Multi-Sector Bond Portfolio

Bank Loan Obligations (2.6%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
AmSurg, LLC Senior Secured, 9.336%, (US SOFR 3 Month plus 3.750%), 7/20/26Æ,j	244,841	245
Avolon TLB Borrower 1 LLC, 7.836%, (US SOFR 1 Month plus 2.250%), 12/1/27	1,170,000	1,169
Charter Communications Operating LLC, 7.336%, (US SOFR 1 Month plus 1.750%), 2/1/27	3,320,639	3,315
CommScope, Inc., 8.836%, (US SOFR 1 Month plus 3.250%), 4/6/26	480,000	437
Connect Finco SARL, 9.086%, (US SOFR 1 Month plus 3.500%), 12/11/26	1,158,000	1,133
Grifols SA, 2.211%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	1,850,815	1,922
INEOS Quattro Holdings UK, Ltd., 2.711%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,100,000	1,144
INEOS US Petrochem LLC, 8.336%, (US SOFR 1 Month plus 2.750%), 1/29/26	2,141,636	2,130
Intelsat Jackson Holdings SA, 9.836%, (CME Term SOFR 6 Month plus 4.250%), 2/1/29	169,221	169
Lumen Technologies, Inc., 7.836%, (US SOFR 1 Month plus 2.250%), 3/15/27	2,985,594	2,121
Setanta Aircraft Leasing DAC, 7.586%, (US SOFR 3 Month plus 2.000%), 11/5/28	4,000,000	3,996
SOCAR Turkey Energy, Inc., 3.411%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	6,009
Standard Industries, Inc., 8.086%, (US SOFR 1 Month plus 2.500%), 9/22/28	1,183,225	1,182

Total Bank Loan Obligations (Cost: $31,008)		28,986

Short-Term Investments (40.6%)
Governments (2.0%)
Federal Home Loan Bank
5.390%, (US SOFR plus 0.080%), 11/29/23	22,600,000	22,603
US Treasury

Short-Term Investments (40.6%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.010%, 10/19/23b	173,000	172

Total		22,775

Repurchase Agreements (38.6%)

Barclays Bank PLC repurchase (Purchased on 9/29/23, to be repurchased at $203,030,055, collateralized by Ginnie Mae II Pools, 5.33%, due 8/20/51 and 6/20/53, par and fair value of $246,524,642 and $208,236,526, respectively)

5.330%, 10/3/2023	203,000,000	203,000

BNP Paribas SA repurchase (Purchased on 9/28/23, to be repurchased at $200,489,011, collateralized by US Treasury Note, 5.33%, due 4/15/26, par and fair value of $206,734,300 and $201,089,485, respectively)

5.330%, 10/2/2023	200,400,000	200,400

Citigroup Global Markets, Inc. repurchase (Purchased on 9/29/23, to be repurchased at $30,913,725, collateralized by US Treasury Note, 5.33%, due 1/31/26, par and fair value of $34,962,000 and $31,478,091, respectively)

5.330%, 10/2/2023	30,900,000	30,900

Total		434,300

Total Short-Term Investments (Cost: $457,072)		457,075

Total Investments (124.6%) (Cost: $1,579,454)@		1,401,567

Other Assets, Less Liabilities (-24.6%)		(276,585)

Net Assets (100.0%)		1,124,982

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Nexi SpA	Barclays Bank PLC	2.500%	9/20/23	Open	EUR	(846)	$(894)
INEOS Styrolution Group GmbH	BNP Paribas SA	2.900%	9/26/23	Open	EUR	(175)	(184)
Nexi SpA	JP Morgan Securities PLC	2.250%	6/2/23	Open	EUR	(421)	(445)
Nexi SpA	JP Morgan Securities PLC	2.750%	8/22/23	Open	EUR	(513)	(542)
INEOS Styrolution Group GmbH	JP Morgan Securities PLC	2.750%	9/20/23	Open	EUR	(1,101)	(1,164)

							$(3,229)

Multi-Sector Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bund Future	Long	EUR	5,400	54	12/23	$7,344	$(107)	$88
Five-Year US Treasury Note Future	Long	USD	76,200	762	12/23	80,284	(701)	119
Long Gilt Future	Short	GBP	1,600	16	12/23	1,838	(9)	(25)
Ten-Year US Treasury Note Future	Long	USD	64,500	645	12/23	69,700	(1,200)	131
Two-Year US Treasury Note Future	Long	USD	46,400	232	12/23	47,029	(130)	24
Ultra Long Term US Treasury Bond Future	Long	USD	21,600	216	12/23	25,637	(1,893)	81
Ultra Ten-Year US Treasury Note Future	Long	USD	25,500	255	12/23	28,448	(799)	60
							$(4,839)	$478

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	1,460,000	JPY	$122	$282	$404	$(8)
					$122	$282	$404	$(8)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	4.500%	3/34	2,900	GBP	$77	$(20)	$57	$7
1-Day GBP-SONIO Compounded-OIS	4.250%	3/54	1,100	GBP	55	(42)	13	(2)
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	(1)	(111)	(112)	3
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	(184)	(184)	3
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	101	(722)	(621)	16
6-Month Euribor	3.500%	3/26	4,500	EUR	6	(10)	(4)	8
6-Month Euribor	3.250%	3/29	2,200	EUR	14	(20)	(6)	11
6-Month Euribor	3.000%	3/34	18,900	EUR	(220)	(368)	(588)	125
Canadian Overnight Repo Rate Average	3.750%	12/25	21,200	CAD	(364)	31	(333)	21
					$(332)	$(1,446)	$(1,778)	$192

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	2.743%	5,336	USD	$(108)	$(81)	$(189)	$(17)
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	1.785%	35,236	USD	(1,295)	493	(802)	(98)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	2.045%	490	USD	(32)	15	(17)	(1)
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	2.070%	4,200	USD	(285)	121	(164)	(10)
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	2.118%	2,100	USD	(129)	35	(94)	(3)
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	2.260%	20,800	USD	(1,030)	(109)	(1,139)	(38)
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	4.087%	588	USD	(12)	29	17	(2)
Markit CDX North America High Yield Index, Series 39	5.000%	12/27	4.306%	4,356	USD	129	(26)	103	17
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	4.576%	30,200	USD	155	318	473	(757)
Markit CDX North America High Yield Index, Series 41	5.000%	12/28	4.795%	49,600	USD	461	(58)	403	(93)
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.482%	800	USD	11	–	11	–	π
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.554%	900	USD	8	4	12	–	π
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.581%	300	USD	2	2	4	–	π
Markit CDX North America Investment Grade Index, Series 39	1.000%	12/27	0.658%	100	USD	1	–	1	–	π
Markit CDX North America Investment Grade Index, Series 40	1.000%	6/28	0.683%	9,500	USD	121	5	126	(30)
Markit CDX North America Investment Grade Index, Series 41	1.000%	12/28	0.736%	59,100	USD	755	(47)	708	(17)

						$(1,248)	$701	$(547)	$(1,049)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)		Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.560%	200	USD	$–	$1	$1		$	–π
AT&T, Inc.	1.000%	6/25	0.748%	100	USD	(1)	1	–	π		–π
AT&T, Inc.	1.000%	6/26	0.853%	100	USD	1	(1)	–	π		–π
Ford Motor Co.	5.000%	12/23	0.807%	200	USD	2	–	2			–π

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)		Variation Margin(000’s)
Ford Motor Co.	5.000%	12/23	0.807%	700	USD	$5	$2	$7		$–	π
Ford Motor Co.	5.000%	6/25	1.177%	200	USD	5	8	13		–	π
Ford Motor Co.	5.000%	12/25	1.271%	400	USD	10	21	31		–	π
Ford Motor Co.	5.000%	6/26	1.468%	1,000	USD	29	59	88		1
Ford Motor Co.	5.000%	6/27	2.002%	300	USD	21	9	30		1
Ford Motor Co.	5.000%	6/27	1.862%	900	USD	48	45	93		2
General Electric Co.	1.000%	6/24	0.215%	900	USD	(1)	6	5		–	π
General Electric Co.	1.000%	12/26	0.457%	400	USD	3	4	7		–	π
General Electric Co.	1.000%	6/26	0.415%	3,800	USD	23	34	57		–	π
Glencore Finance Europe, Ltd.	5.000%	12/25	0.724%	2,700	EUR	308	(49)	259		3
Glencore Finance Europe, Ltd.	5.000%	12/27	1.385%	1,600	EUR	296	(61)	235		5
Glencore Finance Europe, Ltd.	5.000%	12/26	0.953%	700	EUR	101	(11)	90		1
Marks & Spencer PLC	1.000%	12/24	0.352%	2,900	EUR	(34)	58	24		1
Marks & Spencer PLC	1.000%	6/27	1.035%	100	EUR	(6)	6	–	π	–	π
Marks & Spencer PLC	1.000%	12/28	1.556%	500	EUR	(29)	16	(13)		1
Volkswagen International Finance NV	1.000%	12/26	0.923%	3,100	EUR	42	(34)	8		3

						$823	$114	$937		$18

	Financial Derivative Assets			Financial Derivative Liabilities

Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 229	$ 503	$ 732	$ (1,076)	$ (25)	$ (1,101)	$ –

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	AUD	2,490	1,603	11/15/23	$34		$—	$34
Sell	Barclays Bank PLC	CAD	210	155	11/15/23	1		—	1
Sell	BNP Paribas SA	CAD	459	338	11/15/23	4		—	4
Sell	Royal Bank of Canada	CAD	33	24	11/15/23	—	π	—	—	π
Sell	JP Morgan Chase Bank NA	CNH	587	81	3/26/24	—	π	—	—	π
Buy	UBS AG	EUR	159,897	169,051	10/3/23	876		—	876
Buy	Bank of America NA	EUR	1,954	2,070	11/15/23	—		(17)	(17)
Buy	JP Morgan Chase Bank NA	EUR	1,313	1,391	11/15/23	—		(32)	(32)
Buy	Royal Bank of Canada	EUR	7,935	8,404	11/15/23	—		(359)	(359)
Buy	UBS AG	EUR	6,293	6,666	11/15/23	—		(267)	(267)
Sell	HSBC Bank PLC	EUR	159,897	169,052	10/3/23	3,828		—	3,828
Sell	UBS AG	EUR	159,897	169,260	11/2/23	—		(877)	(877)
Sell	Bank of America NA	EUR	328	347	11/15/23	1		—	1
Sell	Barclays Bank PLC	EUR	1,340	1,419	11/15/23	—		(2)	(2)
Sell	JP Morgan Chase Bank NA	EUR	8,012	8,486	11/15/23	101		—	101
Buy	JP Morgan Chase Bank NA	GBP	1,987	2,425	11/15/23	—		(69)	(69)
Sell	JP Morgan Chase Bank NA	GBP	24,950	30,449	11/15/23	1,373		—	1,373
Sell	BNP Paribas SA	JPY	73,694	497	11/15/23	21		—	21
Buy	Goldman Sachs Bank USA	MXN	23	1	10/16/23	—	π	—	—	π
Buy	Goldman Sachs Bank USA	MXN	124,469	7,056	12/14/23	—		(118)	(118)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs Bank USA	MXN	822	47	10/4/23	$1	$—	$1
Sell	JP Morgan Chase Bank NA	MXN	145,003	8,302	10/16/23	—	(44)	(44)
						$6,240	$(1,785)	$4,455

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	0.997%	EUR	1,000	$153		$(25)	$128
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	0.997%	EUR	1,800	279		(48)	231
Intrum AB	Barclays Bank PLC	5.000%	12/24	6.459%	EUR	100	2		(4)	(2)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	200	5		(9)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	200	4		(8)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	200	4		(8)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	300	8		(14)	(6)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	300	8		(14)	(6)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	400	11		(19)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	400	11		(19)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	500	10		(20)	(10)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	600	16		(28)	(12)
Intrum AB	Goldman Sachs International	5.000%	12/24	6.459%	EUR	600	13		(25)	(12)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	6.459%	EUR	800	16		(32)	(16)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	6.459%	EUR	100	2		(4)	(2)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	6.459%	EUR	100	2		(4)	(2)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	6.459%	EUR	200	5		(9)	(4)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.325%	USD	5,700	(186)		71	(115)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.756%	USD	300	–	π	2	2
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.895%	USD	100	–	π	–	–	π
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	1.145%	USD	100	(2)		1	(1)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	1.260%	USD	300		$(3)	$(1)	$(4)
							$358		$(217)	$141

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$6,240	$361	$6,601	$ (1,785)	—	$ (220)	$ (2,005)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)		Value as a Percentage of Net Assets
Corestate Capital Holding SA	8/22/23	$–	$–	π	–%π
Constellation Oil - Class B	6/10/22	12	12		–%π
DrillCo Holding Lux SA - Class B	6/8/23	54	70		–%π
DrillCo Holding Lux SA - Class C	6/8/23	484	635		0.06%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $257,038 representing 22.9% of the net assets.

f	Defaulted Security
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2023, the aggregate value of these securities was $182,846 (in thousands), representing 16.3% of net assets.

a	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
y	Contingent convertible security
Þ	PIK - Payment In Kind. PIK rate of AmSurg Corp. 7.00%, Constellation Oil Services Holding SA 4.00%, and both Corestate Capital Holding SA 9.00%.
b	Part or all of the security has been pledged as collateral.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,575,913 and the net unrealized depreciation of investments based on that cost was $178,802 which is comprised of $11,894 aggregate gross unrealized appreciation and $190,696 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations
Bank Loan Obligations	$—	$28,482	$504
Common Stocks
Real Estate	22	—	9
All Others	—	—	971
Convertible Corporate Bonds	—	—	879
Municipal Bonds	—	6,527	—
Corporate Bonds
Communications	—	56,220	18
All Others	—	432,012	—
Governments	—	192,238	—
Structured Products	—	226,610	—
Short-Term Investments	—	457,075	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	6,240	—
Interest Rate Swaps	—	474	—
Credit Default Swaps	—	3,169	—

Total Assets:	$22	$1,409,047	$2,381

Liabilities:
Other Financial Instruments^
Futures	(4,839)	—	—
Forward Foreign Currency Contracts	—	(1,785)	—
Interest Rate Swaps	—	(1,848)	—
Credit Default Swaps	—	(2,638)	—
Reverse Repurchase Agreements	—	(3,229)	—

Total Liabilities:	$(4,839)	$(9,500)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

For the period ended September 30, 2023, there were transfers from Level 2 to Level 3 in the amount of $1,138 (in thousands). These transfers were the result of a decrease in the quantity of observable inputs for the security that was previously priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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